Income Tax Expenses - Current and Deferred Income Taxes (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Expenses
Current	$ 2,402,109	¥ 16,522,472	¥ 58,912,481	¥ 19,481,789
Deferred				1,755,197
Income tax expenses	$ 2,402,109	¥ 16,522,472	¥ 58,912,481	¥ 21,236,986